Capital Stock and Stockholders' Deficit - Schedule of Preferred Stock Details Prior to Business Combination (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred Stock Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock Issued	0	0	0
Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		21,029,888
Preferred Stock Issued		19,921,042
Carrying Value		$ 97,216
Series A Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		2,276,786
Preferred Stock Issued		2,276,786
Carrying Value		$ 1,542
Series A-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		1,513,028
Preferred Stock Issued		1,486,048
Carrying Value		$ 2,842
Series B Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		2,298,929
Preferred Stock Issued		2,245,515
Carrying Value		$ 5,253
Series C Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		8,113,616
Preferred Stock Issued		7,927,446
Carrying Value		$ 39,122
Series D-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		1,684,565
Preferred Stock Issued		842,283
Carrying Value		$ 9,614
Series D-2 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		3,644,616
Preferred Stock Issued		3,644,616
Carrying Value		$ 24,054
Series D-3 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized		1,498,348
Preferred Stock Issued		1,498,348
Carrying Value		$ 14,789